DLA Piper US LLP
6225 Smith Avenue
Baltimore, Maryland 21209-3600
T 410.580.3000
F 410.580.3001
W www.dlapiper.com

Jason C. Harmon
jason.harmon@dlapiper.com
T 410.580.4170
July 25, 2007
VIA EDGAR, FACSIMILE (202) 772-9368 AND UPS NEXT DAY AIR
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Attention: Edward M. Kelly, Senior Counsel

Re:	Stinger Systems, Inc.
Registration Statement on Form S-1
File No. 333-143200
Filed May 23, 2007
Ladies and Gentlemen:
     This letter is submitted on behalf of Stinger Systems, Inc. (the “Company”) in response to the comments that you provided on behalf of the staff of the Division of Corporation Finance (the “Staff”) of the Securities and Exchange Commission (the “SEC”) in the letter from Pamela A. Long dated July 23, 2007 to David J. Meador, Chief Financial Officer and Secretary of the Company. The responses to the Staff’s comments are set forth below, with each paragraph numbered to correspond to the numbered comments set forth in the letter. In response to the Staff’s comments, we are filing today via EDGAR an amendment to the Company’s registration statement on Form S-1. For your convenience, your comments have been reproduced in bold below, together with the responses. Capitalized terms used and not defined herein shall have the meanings given to such terms in the Company’s registration statement.
     In this letter, we respond on behalf of the Company to the comments of the Staff contained in your letter dated July 23, 2007 with respect to the above-referenced filing of the Company. The responses to the Staff’s comments are based upon information provided to us by or on behalf of the Company and certain other persons.

Securities and Exchange Commission
July 25, 2007

Selling Stockholders, page 49
1.	The representation in response to prior comment 1 that the 2,903,645 shares of common stock being registered represent 41% of the non-affiliate public float of 7,122,922 shares appears inconsistent with the information provided in response to comment 8 in our June 15, 2007 letter that there were 4,240,974 shares held by non-affiliates before the January 25, 2007 warrant transaction. Please advise.

Response:

The amount of 7,122,922 shares used in our letter dated July 16, 2007 was based on the amount outstanding as of June 30, 2007. Additionally, the amount of 4,240,974 shares provided in response to prior comment 8 in our letter dated July 5, 2007, did not include shares held by the selling stockholders or their affiliates. The figure used in the Company’s response dated July 16, 2007, 7,122,922 shares, included the amount held by the selling security holders, because the Company is effectively controlled by two directors who hold approximately 54% of the outstanding shares, and therefore the Company believes that none of the selling stockholders, including the selling stockholders that acquired shares in the January 25, 2007 transaction, have direct or indirect control of the Company, and should therefore not be considered affiliates of the Company in calculating the Company’s public float.

The Company believes there were approximately 5,715,833 shares of common stock issued and outstanding that were held by non-affiliated stockholders prior to the Amendment and Exercise Agreement on January 25, 2007. The following table illustrates how this figure was determined, based on the information provided in the registration statement.

Number of Outstanding Shares as of June 30, 2007	16,452,144

Issuances of Common Stock After January 25, 2007:
Common Stock Issued on January 25, 2007			999,999
Common Stock Issued on April 23, 2007			170,000
Common Stock Issued on March 28, 2007			93,458
Common Stock Issued on March 19, 2007			140,187

Common Stock Outstanding Prior to the Offering	15,068,500

Outstanding Common Stock Held By Affiliates as of January 25, 2007:
Held by Officers and Directors and affiliates of Officers and Directors (Does not include shares held by selling stockholders)			9,352,667

Outstanding Common Shares Held by Non-affiliates prior to January 25, 2007	5,715,833
Outstanding Common Shares Held by Non-affiliates as of June 30, 2007	7,105,222	*
*	Note this number differs from the 7,122,922 shares in our prior response letter due to 20,000 restricted shares that were forfeited by a non-affiliate and 2,300 shares that were sold by an affiliate.

Based on the information above, the 2,903,645 shares registered as part of the registration statement represents approximately 50.8% of the Company’s public float as of January

Securities and Exchange Commission
July 25, 2007

25, 2007. The shares issued on January 25, 2007 and the shares issuable upon the exercise of the warrants issued on January 25, 2007 as part of the Amendment and Exercise Agreement represent approximately 43.7% of the Company’s public float as of January 25, 2007.

As discussed in our prior letter, the Company acknowledges that the amount being registered is above the guidance provided by the staff of the Division of Corporation Finance, as it represents more than 1/3 of the Company’s non-affiliate public float immediately prior to the Amendment and Exercise Agreement. However, the Company continues to believe that the number of shares the Company is seeking to register is consistent with a finding that the transaction is a secondary offering and is therefore eligible to be made on a shelf basis under Rule 415(a)(1)(i). This conclusion is based on the fact that more than half of the shares being registered are issuable only upon the exercise of the 2007 Warrants, which are currently exercisable at a fixed price that is well above the current market price for the Company’s common stock. It is unknown at this time when, if ever, the 2007 Warrants will be exercised by the Warrant Holders. Additionally, the Company notes that the shares registered pursuant to the registration statement represent approximately 17.7% of the total shares of the Company’s common stock that are currently outstanding and approximately 19.3% of the common stock outstanding prior to the transaction on January 25, 2007. The Company believes this is relevant because, due to the concentrated ownership of the Company’s common stock, the unaffiliated public float is disproportionately small, which hampers the Company’s ability to affect a private placement within the confines of the staff’s position described above.

2.	Refer to prior comment 2. The date of March 21, 2007 in footnote (5) and the revised date of March 21, 2007 under Item 15 in Part II do not conform to the date of March 28, 2007 under Note 17 to the financial statements. Similarly, the date of March 18, 2007 in footnote (7) and the revised date of March 18, 2007 under Item 15 in Part II do not conform to the date of March 19, 2007 under Note 17 in the financial statements. Please reconcile the disclosure.

Response:

In response to your comment we have revised the disclosure in the footnotes to the selling stockholder table appearing on page 49 and under Item 15 in Part II of the registration statement.
     In connection with responding to the Staff’s comments and the filing of an amendment to the registration statement on Form S-1, the Company hereby acknowledges that: (i) it is responsible for the adequacy and accuracy of the disclosure by it in the filing; (ii) Staff comments or changes made in response to Staff comments do not foreclose the SEC from taking any action with respect to the filing; and (iii) it may not assert Staff comments as a defense in

Securities and Exchange Commission
July 25, 2007

any proceeding initiated by the SEC or any person under the federal laws of the United States. The Company will furnish a letter at the time it requests acceleration of the effective date of the registration statement containing the above acknowledgements.
     Thank you very much for your attention to this matter. We hope that our responses to your comments address the issues raised in your letter and would be happy to discuss with you any remaining questions or concerns you may have. Please contact me at (410) 580-4170 should you have any questions concerning this letter or require further information.

Sincerely,
/s/ Jason C. Harmon

Jason C. Harmon

cc:	David J. Meador, Stinger Systems, Inc. Chris B. Edwards, DLA Piper US LLP